June 10, 2016

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control – EDGAR

RE:	RiverSource Life Insurance Co. of New York

RiverSource of New York Account 8

Post-Effective Amendment No. 6 on Form N-6

RiverSource Variable Universal Life 5/RiverSource Variable Universal Life 5 – Estate Series

File Nos. 333-183262/811-05213

Dear Commissioners:

On behalf of RiverSource of New York Account 8 (“Registrant”), RiverSource Life Insurance Co. of New York (“Company”) is filing electronically Post-Effective Amendment No. 6 (“Amendment No. 6”) on Form N-6 pursuant to Rule 485 (a)(1) of the Securities Act of 1933 (“1933 Act”).

The purpose of this filing is to supplement the prospectus for RiverSource Variable Universal Life 5/RiverSource Variable Universal Life 5 - Estate Series.

This supplement describes new features and benefits available under the policies:

•	Indexed Account Options, available to new and existing policies on or about August 20, 2016

•	Accounting Value Increase Rider, available for policy applications signed on or after August 20, 2016

•	Death Benefit Option 3, available for policy applications signed on or after August 20, 2016.

The Prospectus and Statement of Additional Information for the above referenced variable life insurance policies are incorporated by reference into this Amendment No. 6.

If there is anything I can do to expedite the review of the enclosed Amendment No. 6 or if you have any questions regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and Assistant Secretary